Document and Entity Information	Mar. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	PACIFIC FUNDS SERIES TRUST
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Mar. 30, 2018
Document Effective Date	May 01, 2018
Prospectus Date	Aug. 01, 2017